UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	October 31, 2016

WESTERN ASSET

SMASh SERIES C FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset SMASh Series C Fund for the twelve-month reporting period ended October 31, 2016. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2016

II	Western Asset SMASh Series C Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management. The Fund invests in a portfolio of debt obligations of various maturities. Under normal market conditions, the Fund expects to invest primarily in corporate obligations and in derivatives and other instruments relating to such investments. The Fund currently limits its investments to U.S. dollar denominated investment grade (that is, rated in the Baa/BBB categories or above or, if unrated, that we determined to be of comparable quality) debt obligations. The Fund may at times invest in the securities of issuers located in only one country or in a relatively small number of countries, including in any emerging market country or countries. Currently, the Fund does not contemplate investing 25% or more of its assets in a single country or a small number of countries, except in the United States. We may invest a significant portion of the Fund’s assets in various industry sectors, to the extent consistent with the Fund’s fundamental investment restrictions.

In purchasing debt obligations for the Fund, we may take full advantage of the entire range of maturities and durationsi, and may adjust the average maturity or duration of the Fund’s investments from time to time. Instead of, and/or in addition to, investing directly in particular securities, the Fund may use instruments, such as derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The Fund may use one or more types of these instruments without limit. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes. The Fund may borrow money to increase portfolio holdings, to the extent consistent with the Fund’s fundamental investment restrictions.

At Western Asset Management Company (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Most spread sectors (non-Treasuries) posted positive returns, but generated mixed results versus equal-duration Treasuries over the twelve-month reporting period ended October 31, 2016. The fixed income market was volatile at times given signs of generally modest economic growth, uncertainties regarding future Federal Reserve Board (the “Fed”)ii monetary policy, implications of the U.K.‘s referendum to leave the European Union (“Brexit”) and a number of geopolitical issues.

Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the twelve months ended October 31, 2016. Two-year Treasury yields began the reporting period at 0.75% and ended the period at 0.86%. Their peak of 1.09%

Western Asset SMASh Series C Fund 2016 Annual Report	1

Fund overview (cont’d)

occurred on December 29, 2015 and they were as low as 0.56% on July 5, 2016. Ten-year Treasury yields were 2.16% at the beginning of the period and ended the period at 1.84%. Their peak of 2.36% was on November 9, 2015 and their low of 1.37% occurred on both July 5 and July 8, 2016. All told, the Bloomberg Barclays U.S. Aggregate Indexiii returned 4.37% during the reporting period. Comparatively, the Bloomberg Barclays U.S. Credit Indexiv returned 6.87% over the same period.

Q. How did we respond to these changing market conditions?

A. Only minor adjustments were made to the Fund’s portfolio during the reporting period, including modestly paring its allocation to investment grade corporate bonds.

During the reporting period, we employed U.S. Treasury futures and Eurodollar futures to manage the Fund’s duration. The use of these instruments detracted from performance.

Performance review

For the twelve months ended October 31, 2016, Western Asset SMASh Series C Fund returned 6.31%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Credit Index, returned 6.87% for the same period.

Performance Snapshot as of October 31, 2016 (unaudited)
	6 months	12 months
Western Asset SMASh Series C Fund	3.88%	6.31%
Bloomberg Barclays U.S. Credit Index	2.61%	6.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please call the Fund at 1-877-721-1926.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Investors should understand that the Fund is managed within the context of a separately managed account and not with the objective of matching or exceeding the Fund’s stated benchmark, which is used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated benchmark are not likely to be meaningful. Additionally, performance figures do not reflect the effect of fees and expenses associated with a separately managed account or the management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager.

The Fund’s 30-Day SEC Yield for the period ended October 31, 2016 was 3.29%. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield would have been 3.24%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

2	Western Asset SMASh Series C Fund 2016 Annual Report

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2016, the gross total annual operating expense ratio for the Fund was 0.06%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2018, without the Board of Trustees’ consent. However, all Fund shareholders are participating in separately managed account programs and pay fees to program sponsors for the costs and expenses of the program, including fees for investment advice and portfolio execution, some of which are used to compensate the Fund’s manager or subadviser for managing the Fund and to reimburse the Fund for all operating expenses.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its allocation to U.S. dollar denominated emerging market debt. This asset class performed well given generally strong demand from investors looking to generate incremental yields in the low interest rate environment. Security selection of investment grade corporate bonds that outperformed the benchmark was also positive for results.

Q. What were the leading detractors from performance?

A. The largest detractor from relative performance for the period was the Fund’s duration positioning. In particular, having a duration that was shorter than that of the benchmark was negative for results as intermediate- and longer-term rates declined over the fiscal year.

Thank you for your investment in Western Asset SMASh Series C Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

November 20, 2016

RISKS: Investments in fixed-income securities are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. There is also a risk that an issuer will be unable to make principal and/or interest payments. Foreign securities are subject to the additional risks of fluctuations in foreign exchange rates, changes in political and economic conditions, foreign taxation and differences in auditing and financial standards. These risks are magnified in emerging markets. The Fund may use derivatives, such as futures and options, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund is “non-diversified,” which may increase its vulnerability to the negative events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

Western Asset SMASh Series C Fund 2016 Annual Report	3

Fund overview (cont’d)

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2016 were: Financials (18.6%), Sovereign Bonds (14.1%), Energy (13.7%), Consumer Staples (11.3%) and U.S. Government & Agency Obligations (10.8%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iv	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

4	Western Asset SMASh Series C Fund 2016 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2016 and October 31, 2015 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Effective August 31, 2016, the Financials sector was redefined to exclude real estate and a Real Estate sector was created.

Western Asset SMASh Series C Fund 2016 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2016 and held for the six months ended October 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
3.88%	$1,000.00	$1,038.80	0.00%	$0.00	5.00%	$1,000.00	$1,025.14	0.00%	$0.00

[1]	For the six months ended October 31, 2016.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

6	Western Asset SMASh Series C Fund 2016 Annual Report

Fund performance (unaudited)

Average annual total returns[1]
Twelve Months Ended 10/31/16	6.31%
Five Years Ended 10/31/16	5.61
Inception* through 10/31/16	5.04

Cumulative total returns[1]
Inception date of 12/27/06 through 10/31/16	62.27%

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or the management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager due to an expense reimbursement arrangement between the Fund and the manager. This arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception date of the Fund is December 27, 2006.

Western Asset SMASh Series C Fund 2016 Annual Report	7

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Shares of Western Asset SMASh Series C Fund vs. Bloomberg Barclays U.S. Credit Index† — December 27, 2006 - October 2016

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or the management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) were reimbursed by the manager due to an expense reimbursement arrangement between the Fund and the manager. This arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

†	Hypothetical illustration of $10,000 invested in Western Asset SMASh Series C Fund on December 27, 2006 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2016. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Credit Index. The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher). The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

8	Western Asset SMASh Series C Fund 2016 Annual Report

Spread duration (unaudited)

Economic exposure — October 31, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

Western Asset SMASh Series C Fund 2016 Annual Report	9

Effective duration (unaudited)

Interest rate exposure — October 31, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA SMASh C	— Western Asset SMASh Series C Fund

10	Western Asset SMASh Series C Fund 2016 Annual Report

Schedule of investments

October 31, 2016

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 69.0%
Consumer Discretionary — 3.2%
Auto Components — 0.0%
Johnson Controls Inc., Senior Notes	4.625%	7/2/44	$160,000	$171,047
Automobiles — 0.4%
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,148,969
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	1,023,387
Total Automobiles				2,172,356
Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,440,000	2,587,357
Household Durables — 0.7%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,170,000	1,219,529
Newell Brands Inc., Senior Notes	3.850%	4/1/23	1,310,000	1,392,117
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,000,000	1,081,752
Total Household Durables				3,693,398
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	127,979	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	648,258	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	330,000	381,483	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	470,390	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	1,720,000	2,176,715
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	1,310,000	1,439,482
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	50,000	53,007
Time Warner Inc., Senior Debentures	7.700%	5/1/32	1,550,000	2,146,677
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	502,951
Viacom Inc., Senior Notes	4.250%	9/1/23	710,000	755,152
Total Media				8,702,094
Total Consumer Discretionary				17,326,252
Consumer Staples — 11.3%
Beverages — 2.5%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	2,420,000	2,476,425
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,160,000	4,347,728
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,000,000	1,053,474
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	400,000	458,531
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	510,000	516,332
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	770,826

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2016 Annual Report	11

Schedule of investments (cont’d)

October 31, 2016

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
PepsiCo Inc., Senior Notes	4.000%	3/5/42	$1,010,000	$1,059,130
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	700,000	800,463	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	701,495	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,304,843	(a)
Total Beverages				13,489,247
Food & Staples Retailing — 1.6%
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	4,720,057
Kroger Co., Senior Notes	3.850%	8/1/23	500,000	536,601
Wal-Mart Stores Inc., Senior Notes	4.300%	4/22/44	1,000,000	1,124,800
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	2,070,000	2,114,169
Total Food & Staples Retailing				8,495,627
Food Products — 5.7%
Danone SA, Senior Bonds	2.589%	11/2/23	13,890,000	13,904,279	(a)
Danone SA, Senior Notes	2.077%	11/2/21	1,150,000	1,150,833	(a)
Danone SA, Senior Notes	2.947%	11/2/26	9,790,000	9,793,358	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	505,790	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,520,000	1,627,987
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,410,000	1,588,974
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	860,000	967,914
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	300,000	318,945
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	451,603	(a)
Total Food Products				30,309,683
Tobacco — 1.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,146,194
Altria Group Inc., Senior Notes	4.750%	5/5/21	420,000	469,049
Altria Group Inc., Senior Notes	2.850%	8/9/22	390,000	401,734
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	376,838
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	450,439
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	5,179,437
Total Tobacco				8,023,691
Total Consumer Staples				60,318,248
Energy — 13.7%
Energy Equipment & Services — 1.6%
Halliburton Co., Senior Bonds	3.800%	11/15/25	2,950,000	3,074,552
Pride International Inc., Senior Notes	8.500%	6/15/19	2,020,000	2,199,275
Pride International Inc., Senior Notes	6.875%	8/15/20	450,000	458,438
Transocean Inc., Senior Notes	4.250%	10/15/17	3,030,000	3,030,000
Total Energy Equipment & Services				8,762,265

See Notes to Financial Statements.

12	Western Asset SMASh Series C Fund 2016 Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — 12.1%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	$600,000	$763,469
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	830,000	901,943
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,500,000	2,847,157
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,830,000	1,910,776
Chevron Corp., Senior Notes	2.954%	5/16/26	5,440,000	5,556,868
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	5,500,000	5,592,026
ConocoPhillips, Notes	6.500%	2/1/39	340,000	435,441
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,665,012
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	8,919,375
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,713,564
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,490,000	2,577,770
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,228,704
Hess Corp., Notes	7.875%	10/1/29	150,000	184,473
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	106,196
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	620,000	630,461
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,567,701
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	2,973,000
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,565,000
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,307,000	1,322,031
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,570,158
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,098,825
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	3.600%	11/1/24	450,000	444,251
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	970,000	1,007,066	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	537,603	(a)
Shell International Finance BV, Senior Notes	4.125%	5/11/35	1,000,000	1,041,095
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,567,560
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,193,859	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,538,752	(a)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	110,675
Total Oil, Gas & Consumable Fuels				64,570,811
Total Energy				73,333,076
Financials — 18.6%
Banks — 16.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,950,436	(a)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,337,706
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,230,000	1,413,980
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,485,095

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2016 Annual Report	13

Schedule of investments (cont’d)

October 31, 2016

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	$1,650,000	$1,727,085
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	335,438
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,064,880	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,638,382	(a)
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	879,170
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	290,670
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	3,300,000	3,491,370
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,838,756
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,000,000	3,167,688
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	345,000	416,984	(a)(c)(d)
Cooperatieve Rabobank U.A., Subordinated Notes	3.950%	11/9/22	600,000	629,828
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,520,000	2,719,196
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	2,500,000	2,637,820
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	1,050,000	1,269,188
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	670,000	757,623	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,640,000	1,638,376	(c)(d)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,020,000	7,241,390
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,693,984
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,513,149
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	893,206
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,500,000	1,542,193
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,630,261	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	340,000	348,481
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	543,992
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	898,932
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	2,900,000	3,194,628
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	1,029,980
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,379,472
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	475,427	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	676,602
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,210,787
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	4,989,100
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,377,379	(a)
Standard Chartered PLC, Senior Notes	2.100%	8/19/19	5,000,000	4,999,110	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,148,463	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	2,870,000	2,995,812	(a)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	54,926
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,314,958

See Notes to Financial Statements.

14	Western Asset SMASh Series C Fund 2016 Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	$400,000	$420,752
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,000,000	1,064,164
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	675,740
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	920,000	953,183
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	4,073,094
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	380,000	408,500
Total Banks				87,437,336
Capital Markets — 1.2%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,310,882
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	571,158
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	180,021
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	363,028
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,210,000	1,530,784
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	500,000	497,988	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/1/16	320,000	0	*(b)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	*(b)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(b)(e)(f)(g)
Total Capital Markets				6,453,861
Diversified Financial Services — 0.7%
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	531,956	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	421,437	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	2,400,000	2,640,602
Total Diversified Financial Services				3,593,995
Insurance — 0.4%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	612,655
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	497,727
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	170,000	229,195	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,003,298	(a)
Total Insurance				2,342,875
Total Financials				99,828,067
Health Care — 6.0%
Biotechnology — 3.9%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	1,080,000	1,103,274
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,484,286
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,623,356

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2016 Annual Report	15

Schedule of investments (cont’d)

October 31, 2016

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
Celgene Corp., Senior Notes	3.875%	8/15/25	$1,800,000	$1,889,111
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	303,225
Celgene Corp., Senior Notes	5.000%	8/15/45	2,290,000	2,466,577
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	500,000	529,309
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	8,185,772
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	435,019
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,922,720
Total Biotechnology				20,942,649
Health Care Equipment & Supplies — 0.4%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	190,000	202,870
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	520,000	569,732
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,200,000	1,274,681
Total Health Care Equipment & Supplies				2,047,283
Health Care Providers & Services — 1.2%
Aetna Inc., Senior Notes	2.400%	6/15/21	500,000	505,076
Aetna Inc., Senior Notes	2.800%	6/15/23	380,000	385,634
Aetna Inc., Senior Notes	3.200%	6/15/26	970,000	975,378
Aetna Inc., Senior Notes	4.375%	6/15/46	940,000	957,162
Express Scripts Holding Co., Senior Notes	4.750%	11/15/21	640,000	708,900
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	175,420
Humana Inc., Senior Notes	4.950%	10/1/44	500,000	542,019
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	892,096
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,323,109
Total Health Care Providers & Services				6,464,794
Pharmaceuticals — 0.5%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,430,000	2,526,289
Total Health Care				31,981,015
Industrials — 2.9%
Aerospace & Defense — 2.0%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	504,846
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	3,440,000	3,599,551
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,000,000	1,064,387
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,617,480
Total Aerospace & Defense				10,786,264
Commercial Services & Supplies — 0.1%
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	336,793
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	234,550
Total Commercial Services & Supplies				571,343

See Notes to Financial Statements.

16	Western Asset SMASh Series C Fund 2016 Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Electrical Equipment — 0.4%
Eaton Corp., Senior Notes	2.750%	11/2/22	$2,270,000	$2,316,378
Industrial Conglomerates — 0.1%
General Electric Co., Senior Notes	6.875%	1/10/39	330,000	484,263
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	163,651
Total Industrial Conglomerates				647,914
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	20,000	22,174
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	529,963
CSX Corp., Senior Notes	3.400%	8/1/24	500,000	529,517
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	270,794
Total Road & Rail				1,352,448
Total Industrials				15,674,347
Information Technology — 2.2%
Communications Equipment — 0.2%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,203,653
IT Services — 0.3%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,632,664
Software — 0.6%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	2,980,000	2,926,545
Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc., Senior Notes	2.450%	8/4/26	2,500,000	2,453,190
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	3,020,000	3,100,422	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	510,000	533,858	(a)
Total Technology Hardware, Storage & Peripherals				6,087,470
Total Information Technology				11,850,332
Materials — 5.8%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	727,747	(a)
Containers & Packaging — 0.1%
WestRock RKT Co., Senior Notes	4.450%	3/1/19	740,000	781,474
Metals & Mining — 5.4%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	1,289,000	1,387,632
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	660,000	721,699
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,147,769
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	640,000	676,479
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	550,000	572,731

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2016 Annual Report	17

Schedule of investments (cont’d)

October 31, 2016

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	$4,950,000	$5,618,250	(a)(c)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,377,500
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	46,125
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	522,432	(a)
Glencore Funding LLC, Senior Notes	3.125%	4/29/19	920,000	936,330	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,000,000	1,005,821	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	170,000	183,016
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	8,921,787
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	5,500,000	5,573,975
Total Metals & Mining				28,691,546
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,704
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	800,000	845,161
Total Paper & Forest Products				855,865
Total Materials				31,056,632
Real Estate — 0.4%
Equity Real Estate Investment Trusts (REITs) — 0.4%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	400,000	424,476	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,993,114	(a)
Total Real Estate				2,417,590
Telecommunication Services — 3.1%
Diversified Telecommunication Services — 2.8%
AT&T Inc., Senior Notes	3.400%	5/15/25	2,270,000	2,266,745
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	158,241
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,469,555	(a)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	2,870,000	2,958,264	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,940,000	3,367,885
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	3,010,000	3,958,162
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	810,000	861,390
Total Diversified Telecommunication Services				15,040,242
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,388,000	1,426,951
Total Telecommunication Services				16,467,193
Utilities — 1.8%
Electric Utilities — 1.8%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	181,714
FirstEnergy Corp., Notes	7.375%	11/15/31	4,410,000	5,748,122

See Notes to Financial Statements.

18	Western Asset SMASh Series C Fund 2016 Annual Report

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	$1,270,000	$1,349,092
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,650,000	2,172,233
Total Utilities				9,451,161
Total Corporate Bonds & Notes (Cost — $356,955,298)				369,703,913
Asset-Backed Securities — 2.7%
ALM Loan Funding, 2015-12A A1	2.430%	4/16/27	2,000,000	2,008,152	(a)(c)
BlueMountain CLO Ltd., 2015-1A A1	2.388%	4/13/27	6,000,000	6,013,062	(a)(c)
Cent CLO LP, 2013-19A A1A	2.082%	10/29/25	1,500,000	1,498,875	(a)(c)
Cent CLO LP, 2014-21A A2A	2.886%	7/27/26	4,750,000	4,740,780	(a)(c)
Total Asset-Backed Securities (Cost — $14,219,770)				14,260,869
Sovereign Bonds — 14.1%
Brazil — 1.4%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,610,000	3,203,875
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,530,000	4,197,045
Total Brazil				7,400,920
Colombia — 2.6%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	12,540,000	13,762,650
Indonesia — 2.3%
Republic of Indonesia, Notes	3.750%	4/25/22	5,300,000	5,516,786	(h)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,326,165	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,260,000	2,285,710	(h)
Republic of Indonesia, Senior Notes	4.125%	1/15/25	2,000,000	2,102,782	(a)
Total Indonesia				12,231,443
Mexico — 1.0%
United Mexican States, Senior Notes	5.550%	1/21/45	5,000,000	5,618,750
Peru — 1.8%
Republic of Peru, Senior Bonds	6.550%	3/14/37	520,000	715,000
Republic of Peru, Senior Bonds	5.625%	11/18/50	7,040,000	8,958,400
Total Peru				9,673,400
Poland — 3.2%
Republic of Poland, Senior Notes	4.000%	1/22/24	15,510,000	16,953,981
Russia — 1.8%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	8,200,000	8,832,663	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	909,500	1,101,885	(h)
Total Russia				9,934,548
Total Sovereign Bonds (Cost — $74,441,803)				75,575,692

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2016 Annual Report	19

Schedule of investments (cont’d)

October 31, 2016

Western Asset SMASh Series C Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 10.8%
U.S. Government Obligations — 10.8%
U.S. Treasury Bonds	3.000%	11/15/45	$2,110,000	$2,291,245
U.S. Treasury Bonds	2.500%	5/15/46	1,670,000	1,639,471
U.S. Treasury Notes	0.500%	2/28/17	5,000,000	5,003,035
U.S. Treasury Notes	0.750%	2/28/18	14,000,000	13,997,816
U.S. Treasury Notes	1.625%	6/30/20	13,000,000	13,223,444
U.S. Treasury Notes	2.125%	6/30/22	20,000,000	20,714,060
U.S. Treasury Notes	1.625%	5/15/26	420,000	412,584
U.S. Treasury Notes	1.500%	8/15/26	610,000	591,819
Total U.S. Government & Agency Obligations (Cost — $57,888,814)				57,873,474
Total Investments before Short-Term Investments (Cost — $503,505,685)				517,413,948

			Shares
Short-Term Investments — 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $28,154,522)	0.251%		28,154,522	28,154,522
Total Investments — 101.9% (Cost — $531,660,207#)				545,568,470
Liabilities in Excess of Other Assets — (1.9)%				(9,935,716)
Total Net Assets — 100.0%				$535,632,754

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security (unaudited).

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of October 31, 2016.

(f)	Value is less than $1.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is $532,963,913.

See Notes to Financial Statements.

20	Western Asset SMASh Series C Fund 2016 Annual Report

Statement of assets and liabilities

October 31, 2016

Assets:
Investments, at value (Cost — $531,660,207)	$545,568,470
Interest receivable	5,433,798
Receivable for Fund shares sold	4,059,956
Receivable for securities sold	1,809,504
Deposits with brokers for centrally cleared swap contracts	1,509,500
Deposits with brokers for open futures contracts	3,168,049
Receivable from investment manager	20,802
Prepaid expenses	18,724
Total Assets	561,588,803

Liabilities:
Payable for securities purchased	24,830,000
Payable for Fund shares repurchased	517,822
Payable to broker — variation margin on open futures contracts	460,583
Payable to broker — variation margin on centrally cleared swaps	59,249
Trustees’ fees payable	450
Accrued expenses	87,945
Total Liabilities	25,956,049
Total Net Assets	$535,632,754

Net Assets:
Par value (Note 5)	$550
Paid-in capital in excess of par value	525,108,176
Undistributed net investment income	1,047,340
Accumulated net realized loss on investments, futures contracts and swap contracts	(10,491,375)
Net unrealized appreciation on investments, futures contracts and swap contracts	19,968,063
Total Net Assets	$535,632,754

Shares Outstanding	55,002,876

Net Asset Value	$9.74

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2016 Annual Report	21

Statement of operations

For the Year Ended October 31, 2016

Investment Income:
Interest	$15,353,017

Expenses:
Audit and tax fees	41,292
Fund accounting fees	41,148
Registration fees	33,250
Legal fees	31,315
Shareholder reports	19,826
Trustees’ fees	7,583
Transfer agent fees	7,146
Insurance	5,324
Commitment fees (Note 6)	3,869
Custody fees	3,468
Miscellaneous expenses	8,629
Total Expenses	202,850
Less: Fee waivers and/or expense reimbursements (Note 2)	(202,850)
Net Expenses	—
Net Investment Income	15,353,017

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	2,482,883
Futures contracts	(11,207,243)
Swap contracts	(750,281)
Net Realized Loss	(9,474,641)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	17,005,694
Futures contracts	6,877,821
Swap contracts	(1,997,016)
Change in Net Unrealized Appreciation (Depreciation)	21,886,499
Net Gain on Investments, Futures Contracts and Swap Contracts	12,411,858
Increase in Net Assets From Operations	$27,764,875

See Notes to Financial Statements.

22	Western Asset SMASh Series C Fund 2016 Annual Report

Statements of changes in net assets

For the Years Ended October 31,	2016	2015

Operations:
Net investment income	$15,353,017	$10,066,035
Net realized gain (loss)	(9,474,641)	5,374,995
Change in net unrealized appreciation (depreciation)	21,886,499	(5,361,421)
Increase in Net Assets From Operations	27,764,875	10,079,609

Distributions to Shareholders From (Note 1):
Net investment income	(15,166,528)	(9,291,616)
Net realized gains	(5,341,149)	(1,648,649)
Decrease in Net Assets From Distributions to Shareholders	(20,507,677)	(10,940,265)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	277,267,069	194,445,092
Cost of shares repurchased	(65,773,526)	(48,236,710)
Increase in Net Assets From Fund Share Transactions	211,493,543	146,208,382
Increase in Net Assets	218,750,741	145,347,726

Net Assets:
Beginning of year	316,882,013	171,534,287
End of year*	$535,632,754	$316,882,013
*Includes undistributed net investment income of:	$1,047,340	$966,014

See Notes to Financial Statements.

Western Asset SMASh Series C Fund 2016 Annual Report	23

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31:
	2016[1]	2015[1]	2014[1]	2013[1]	2012

Net asset value, beginning of year	$9.68	$9.69	$9.48	$9.78	$9.31

Income (loss) from operations:
Net investment income	0.36	0.38	0.39	0.34	0.40
Net realized and unrealized gain (loss)	0.22	0.04	0.25	(0.28)	0.50
Total income from operations	0.58	0.42	0.64	0.06	0.90

Less distributions from:
Net investment income	(0.36)	(0.35)	(0.42)	(0.36)	(0.43)
Net realized gains	(0.16)	(0.08)	(0.01)	—	—
Total distributions	(0.52)	(0.43)	(0.43)	(0.36)	(0.43)

Net asset value, end of year	$9.74	$9.68	$9.69	$9.48	$9.78
Total return[2]	6.31%	4.37%	6.97%	0.65%	9.98%

Net assets, end of year (000s)	$535,633	$316,882	$171,534	$141,229	$79,631

Ratios to average net assets:
Gross expenses[3]	0.05%	0.06%	0.12%	0.15%	0.19%
Net expenses[4,5]	0.00	0.00	0.00	0.00	0.00
Net investment income	3.78	3.86	4.08	3.62	4.32

Portfolio turnover rate	26%	37%	101%	57%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

See Notes to Financial Statements.

24	Western Asset SMASh Series C Fund 2016 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker.

Western Asset SMASh Series C Fund 2016 Annual Report	25

Notes to financial statements (cont’d)

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

26	Western Asset SMASh Series C Fund 2016 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$99,828,067	$0	*	$99,828,067
Other corporate bonds & notes	—	269,875,846	—		269,875,846
Asset-backed securities	—	14,260,869	—		14,260,869
Sovereign bonds	—	75,575,692	—		75,575,692
U.S. government & agency obligations	—	57,873,474	—		57,873,474
Total long-term investments	—	$517,413,948	$0	*	$517,413,948
Short-term investments†	$28,154,522	—	—		$28,154,522
Total investments	$28,154,522	$517,413,948	$0	*	$545,568,470
Other financial instruments:
Futures contracts	$8,056,194	—	—		$8,056,194
Total	$36,210,716	$517,413,948	$0	*	$553,624,664

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Futures contracts	$816,737	—	—		$816,737
Centrally cleared interest rate swaps	—	$1,179,657	—		1,179,657
Total	$816,737	$1,179,657	—		$1,996,394

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Western Asset SMASh Series C Fund 2016 Annual Report	27

Notes to financial statements (cont’d)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

28	Western Asset SMASh Series C Fund 2016 Annual Report

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the

Western Asset SMASh Series C Fund 2016 Annual Report	29

Notes to financial statements (cont’d)

counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of October 31, 2016, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the year ended October 31, 2016, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(g) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(h) Swaptions. The Fund purchases or writes swaptions to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by

30	Western Asset SMASh Series C Fund 2016 Annual Report

the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and

Western Asset SMASh Series C Fund 2016 Annual Report	31

Notes to financial statements (cont’d)

federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Loss
(a)	$(105,163)	$105,163

(a)

Reclassifications are due to differences between book and tax amortization of premium on fixed income securities, book/tax differences in the treatment of swap contracts and book/tax differences in the treatment of distributions.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the year ended October 31, 2016, fees waived and/or expenses reimbursed amounted to $202,850.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

32	Western Asset SMASh Series C Fund 2016 Annual Report

3. Investments

During the year ended October 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$222,069,073	$74,074,782
Sales	75,748,391	22,969,337

At October 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,042,936
Gross unrealized depreciation	(5,438,379)
Net unrealized appreciation	$12,604,557

At October 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-day Eurodollar	52	3/17	$12,831,169	$12,872,600	$41,431
90-day Eurodollar	1,000	12/18	246,290,713	246,700,000	409,287
U.S. Treasury 2-Year Notes	400	12/16	87,298,319	87,256,250	(42,069)
U.S. Treasury 5-Year Notes	1,727	12/16	209,390,871	208,616,203	(774,668)
					(366,019)
Contracts to Sell:
U.S. Treasury 10-Year Notes	366	12/16	47,616,688	47,442,750	173,938
U.S. Treasury Long-Term Bonds	990	12/16	167,958,572	161,091,563	6,867,009
U.S. Treasury Ultra Long-Term Bonds	61	12/16	11,296,716	10,732,187	564,529
					7,605,476
Net unrealized appreciation on open futures contracts					$7,239,457

At October 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Central Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Depreciation
Chicago Mercantile Exchange	$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR-quarterly	—	$(1,179,657)

†	Percentage shown is an annual percentage rate.

Western Asset SMASh Series C Fund 2016 Annual Report	33

Notes to financial statements (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2016.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$8,056,194

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$816,737
Centrally cleared swap contracts[3]	1,179,657
Total	$1,996,394

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended October 31, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(19,443)	$(41,400)	$(60,843)
Futures contracts	(11,207,243)	—	(11,207,243)
Swap contracts	(750,281)	—	(750,281)
Total	$(11,976,967)	$(41,400)	$(12,018,367)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$6,877,821
Swap contracts	(1,997,016)
Total	$4,880,805

34	Western Asset SMASh Series C Fund 2016 Annual Report

During the year ended October 31, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$492
Futures contracts (to buy)	353,253,968
Futures contracts (to sell)	304,859,775

Average Notional Balance
Interest rate swap contracts	$59,000,000

†	At October 31, 2016, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at October 31, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Futures contracts[4]	$460,583	$(460,583)	—
Centrally cleared swap contracts[4]	59,249	(59,249)	—
Total	$519,832	$(519,832)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Shares of beneficial interest

At October 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Year Ended October 31, 2016	Year Ended October 31, 2015
Shares sold	29,190,600	19,998,012
Shares repurchased	(6,919,345)	(4,962,221)
Net increase	22,271,255	15,035,791

6. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders

Western Asset SMASh Series C Fund 2016 Annual Report	35

Notes to financial statements (cont’d)

and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the period ended October 31, 2016, the Fund incurred a commitment fee in the amount of $3,869. The Fund did not utilize the Redemption Facility during the period ended October 31, 2016.

7. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2016	2015
Distributions paid from:
Ordinary Income	$17,406,682	$10,564,451
Net Long-term Capital Gains	3,100,995	375,814
Total Distributions Paid	$20,507,677	$10,940,265

As of October 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$1,060,386
Deferred Capital Losses*	(1,906,580)
Other book/tax temporary differences(a)	(7,294,135)
Unrealized appreciation (depreciation)(b)	18,664,357
Total accumulated earnings (losses) — net	$10,524,028

*	These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and book/tax differences in the accrual of interest income on securities in default.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premiums on fixed income securities.

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating

36	Western Asset SMASh Series C Fund 2016 Annual Report

the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

9. Change in fiscal year end

In November 2016, the Fund’s Board of Trustees approved changing the Fund’s fiscal year end from October to February.

10. Subsequent event

Effective November 21, 2016, the Redemption Facility was renewed for a 364-day term. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets.

Western Asset SMASh Series C Fund 2016 Annual Report	37

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset SMASh Series C Fund (the “Fund”), a series of Legg Mason Partners Institutional Trust, including the schedule of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset SMASh Series C Fund as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 19, 2016

38	Western Asset SMASh Series C Fund 2016 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset SMASh Series C Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	Since 1989 (Chairman of the Board since 2016)
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Western Asset SMASh Series C Fund	39

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

40	Western Asset SMASh Series C Fund

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, DeVry Inc. (educational services) (2012 to 2016); Director, Xybernaut Corporation (information technology) (2004 to 2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	52
Other board memberships held by Trustee during past five years	None

Western Asset SMASh Series C Fund	41

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	152
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

42	Western Asset SMASh Series C Fund

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to 2011)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Western Asset SMASh Series C Fund	43

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steven Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (2002 to 2015); Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

44	Western Asset SMASh Series C Fund

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended October 31, 2016:

Record date:	11/12/2015	12/14/2015	Monthly
Payable date:	11/13/2015	12/15/2015	January 2016 - October 2016
Ordinary income:
Qualified dividend income for individuals	0.84%	1.21%	—
Dividends qualifying for the dividends
received deduction for corporations	0.41%	0.73%	—
Interest from federal obligations	—	—	3.14%
Qualified short-term capital gain dividend*	—	$0.066210	—
Long-term capital gain dividend	—	$0.091660	—

*	Represents the ordinary income distribution that is eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

Western Asset SMASh Series C Fund	45

Western Asset

SMASh Series C Fund

Trustees

Elliott J. Berv*

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

*	Effective February 10, 2016, Mr. Berv became Chairman.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing

(US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset SMASh Series C Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series C Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series C Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

AMXX010549 12/16 SR16-2927

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2015 and October 31, 2016 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $108,543 in 2015 and $120,170 in 2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2015 and $0 in 2016.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional $10,530 in 2015 and $10,650 in 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust were $0 in 2015 and $0 in 2016.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Institutional Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2015 and 2016; Tax Fees were 100% and 100% for 2015 and 2016; and Other Fees were 100% and 100% for 2015 and 2016.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2016.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 27, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	December 27, 2016